UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2018

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 62.0%
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,500,000		$1,425,000	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,120,000		1,082,200	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	501,000		509,141	(a)

Total Auto Components					3,016,341

Diversified Consumer Services - 1.4%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	153,208	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,419,000		1,541,289	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	400,000		417,120
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,900,000		1,814,500	(a)

Total Diversified Consumer Services					3,926,117

Hotels, Restaurants & Leisure - 3.2%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	1,398,178		1,398,178	(a)(b)(d)(e)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	340,000		350,625	(a)(f)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,550,000		1,619,750
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	900,000		915,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,270,000		1,271,587
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	650,000		644,312
Marstons Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	882,000	GBP	1,134,958	(c)(g)
MGM Resorts International, Senior Notes	4.625%	9/1/26	420,000		402,150
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	730,000		739,125	(a)
Pinnacle Bidco PLC, Secured Notes	6.375%	2/15/25	210,000	GBP	296,375	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	329,000		349,563	(a)

Total Hotels, Restaurants & Leisure					9,122,373

Household Durables - 0.3%
Lennar Corp., Senior Notes	4.750%	11/29/27	1,020,000		981,750	(a)

Media - 6.0%
Altice France SA, Senior Secured Bonds	6.000%	5/15/22	750,000		734,047	(a)
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	1,400,000		1,324,750	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,900,000		4,685,625	(a)
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	3,410,000		3,179,791	(a)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	120,000		115,200
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,500,000		1,342,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,027,000		2,849,920
Meredith Corp., Senior Notes	6.875%	2/1/26	650,000		668,688	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	820,000		758,500	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,044,000	GBP	1,503,365	(c)

Total Media					17,162,386

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.875%	2/15/25	1,130,000		$1,144,125	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	890,000		886,662
Masaria Investments SAU, Senior Secured Bonds (3 mo. Euribor + 5.250%)	4.888%	9/15/24	660,000	EUR	817,834	(a)(g)
Masaria Investments SAU, Senior Secured Bonds	5.000%	9/15/24	240,000	EUR	296,993	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	567,770	(a)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	940,000		911,800	(a)

Total Specialty Retail					4,625,184

Textiles, Apparel & Luxury Goods - 0.7%
CBR Fashion Finance BV, Senior Secured Bonds	5.125%	10/1/22	550,000	EUR	620,931	(c)
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		177,075	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,220,000		1,189,500	(a)

Total Textiles, Apparel & Luxury Goods					1,987,506

TOTAL CONSUMER DISCRETIONARY					40,821,657

CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	830,000	GBP	1,100,851	(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	2,540,000		2,565,400	(a)

TOTAL CONSUMER STAPLES					3,666,251

ENERGY - 11.3%
Energy Equipment & Services - 0.2%
Transocean Inc., Senior Notes	6.800%	3/15/38	700,000		549,500

Oil, Gas & Consumable Fuels - 11.1%
Berry Petroleum Co. Escrow	—	—	1,600,000		0	*(d)(e)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	910,000		930,475	(a)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	590,000		534,688
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	370,000		358,900	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	210,000		201,075	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,210,000		2,240,387
Ecopetrol SA, Senior Notes	5.875%	5/28/45	300,000		296,910
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	700,000		780,500	(b)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000		0	*(d)(e)(h)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,500,000		2,075,000	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000		795,925
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,210,000		2,174,198
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	600,000		651,300
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,220,000		4,183,075	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	4,500,000		4,361,085
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	880,000		244,200	*(c)(i)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	700,000		731,240	(c)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000		382,265	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	1,990,000		$1,990,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	670,000		645,713
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000		1,697,875	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000		799,000	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	220,000		223,300
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	500,000		504,375	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	1,360,000		1,661,750
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,160,000		1,133,900
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	430,000		435,147
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	300,000		318,750
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	150,000		164,190	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	1,500,000		1,659,495	(a)

Total Oil, Gas & Consumable Fuels					32,174,718

TOTAL ENERGY					32,724,218

FINANCIALS - 9.2%
Banks - 5.0%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000		1,154,186
CIT Group Inc., Senior Notes	4.125%	3/9/21	310,000		312,325
CIT Group Inc., Senior Notes	5.000%	8/15/22	881,000		904,126
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000		471,937
CIT Group Inc., Senior Notes	5.250%	3/7/25	430,000		441,318
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	780,000		890,670	(a)(g)(j)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	1,240,000		1,173,792	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,830,000		1,839,384	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	750,000		775,125	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	570,000		620,588	(g)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	700,000		746,599
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000		585,026
Santander UK Group Holdings PLC, Junior Subordinated Bonds (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	979,968	(c)(g)(j)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	1,770,000		1,789,912	(c)(g)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	630,000		618,669	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,000,000		1,008,498	(a)

Total Banks					14,312,123

Consumer Finance - 0.3%
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000		871,325	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 3.5%
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	510,000		$480,675	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	6,415,000		6,086,231	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	1,142,652	(c)
Jerrold Finco PLC, Senior Secured Bonds	6.125%	1/15/24	390,000	GBP	536,489	(a)
LHC3 PLC, Senior Secured Bonds (4.125% PIK)	4.125%	8/15/24	410,000	EUR	508,899	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,470,000		1,429,575	(a)

Total Diversified Financial Services					10,184,521

Insurance - 0.4%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	492,924	(c)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		676,500

Total Insurance					1,169,424

TOTAL FINANCIALS					26,537,393

HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	510,000	GBP	655,963	(c)

Health Care Providers & Services - 2.4%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	360,000		342,900	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	866,000		904,970	(d)(g)(k)
Centene Corp., Senior Notes	4.750%	5/15/22	580,000		590,150
Centene Corp., Senior Notes	6.125%	2/15/24	190,000		198,208
Centene Corp., Senior Notes	4.750%	1/15/25	1,150,000		1,124,125
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	1,640,000		1,480,100
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000		242,263
HCA Inc., Senior Bonds	5.375%	2/1/25	200,000		201,000
HCA Inc., Senior Notes	7.500%	2/15/22	300,000		330,375
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	10,000		9,675
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		629,610
HCA Inc., Senior Secured Notes	5.500%	6/15/47	910,000		881,562

Total Health Care Providers & Services					6,934,938

Pharmaceuticals - 3.8%
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	180,000		157,050	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	180,000		137,250	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	510,000	EUR	620,916	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	4,975,000		4,483,481
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	170,000		171,275	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	330,000		331,238	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,150,000		1,012,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	80,000		70,899	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,100,000		3,553,675	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	400,000		399,000	(a)

Total Pharmaceuticals					10,936,784

TOTAL HEALTH CARE					18,527,685

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 3.0%
Building Products - 0.3%
Jeld-Wen Inc., Senior Notes	4.625%	12/15/25	430,000		$410,650	(a)
Jeld-Wen Inc., Senior Notes	4.875%	12/15/27	590,000		559,025	(a)

Total Building Products					969,675

Commercial Services & Supplies - 0.8%
ADT Corp., Senior Secured Notes	6.250%	10/15/21	460,000		481,850
Brink’s Co., Senior Notes	4.625%	10/15/27	1,000,000		930,000	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	850,000		837,250	(a)

Total Commercial Services & Supplies					2,249,100

Construction Materials - 0.1%
New Enterprise Stone & Lime Co. Inc., Senior Secured Notes	6.250%	3/15/26	170,000		170,638	(a)

Machinery - 0.7%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,250,000		1,242,188	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	720,000		680,400	(a)

Total Machinery					1,922,588

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	980,000		806,050	(a)

Trading Companies & Distributors - 0.7%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	430,000		413,337	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	1,320,000		1,257,300	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	470,000		450,025	(a)

Total Trading Companies & Distributors					2,120,662

Transportation - 0.1%
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	774,674		336,983	(a)(b)

TOTAL INDUSTRIALS					8,575,696

INFORMATION TECHNOLOGY - 2.0%
Internet Software & Services - 1.0%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	614,979	(a)
Match Group Inc., Senior Notes	6.375%	6/1/24	460,000		491,050
Match Group Inc., Senior Notes	5.000%	12/15/27	1,700,000		1,678,750	(a)

Total Internet Software & Services					2,784,779

IT Services - 0.5%
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	820,000		825,125	(a)
Vantiv LLC/Vanity Issuer Corp., Senior Notes	4.375%	11/15/25	746,000		723,620	(a)

Total IT Services					1,548,745

Software - 0.3%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	720,000		740,700	(a)

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	350,000		360,500	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	240,000		256,856	(a)

Total Technology Hardware, Storage & Peripherals					617,356

TOTAL INFORMATION TECHNOLOGY					5,691,580

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 5.0%
Chemicals - 0.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	690,000		$672,508	(a)
Monitchem HoldCo 2 SA, Senior Notes	6.875%	6/15/22	650,000	EUR	755,404	(c)
Valvoline Inc., Senior Notes	5.500%	7/15/24	600,000		617,250

Total Chemicals					2,045,162

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	850,000		873,800	(a)

Containers & Packaging - 1.4%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	710,000		745,500	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	720,000		725,400	(a)
Hercule Debtco SARL, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	460,000	EUR	570,535	(a)(b)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000		1,396,050
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	430,000		452,618	(a)

Total Containers & Packaging					3,890,103

Metals & Mining - 2.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000		215,000	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	820,000		887,650	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	530,000		579,025
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	570,000		542,925	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,030,000		1,109,825
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	1,200,000		1,162,680
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,090,000		1,932,623
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,137,394		13,535	*(a)(l)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	1,937		0	(b)(d)(e)(h)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	360,000		366,300
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	600,000		673,500

Total Metals & Mining					7,483,063

TOTAL MATERIALS					14,292,128

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	470,000		442,975
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	650,000		651,625
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,580,000		1,552,824

Total Equity Real Estate Investment Trusts (REITs)					2,647,424

Real Estate Management & Development - 0.2%
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	510,000		493,614	(a)

TOTAL REAL ESTATE					3,141,038

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 3.5%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,470,000	$1,510,425	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	570,000	460,275
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,560,000	3,635,650	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	680,000	659,600	(a)
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	490,000	418,823	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	4,230,000	3,553,200

Total Diversified Telecommunication Services				10,237,973

Wireless Telecommunication Services - 3.3%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,610,000	1,666,350	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	800,000	767,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,280,000	1,196,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,020,000	1,068,450
Sprint Corp., Senior Notes	7.875%	9/15/23	2,700,000	2,760,750
Sprint Corp., Senior Notes	7.625%	2/15/25	520,000	512,200
Sprint Corp., Senior Notes	7.625%	3/1/26	400,000	391,280
VEON Holdings BV, Senior Notes	7.504%	3/1/22	990,000	1,098,900	(a)

Total Wireless Telecommunication Services				9,461,730

TOTAL TELECOMMUNICATION SERVICES				19,699,703

UTILITIES - 1.7%
Electric Utilities - 1.0%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,267,000	760,200
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000	932,625	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	1,190,000	1,261,995	(c)

Total Electric Utilities				2,954,820

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000	1,076,325

Independent Power and Renewable Electricity Producers - 0.3%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294	979,166

TOTAL UTILITIES				5,010,311

TOTAL CORPORATE BONDS & NOTES (Cost - $179,813,995)				178,687,660

CONVERTIBLE BONDS & NOTES - 1.3%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
DISH Network Corp., Senior Bonds	3.375%	8/15/26	1,090,000	1,052,613
Liberty Media Corp., Senior Debentures	2.125%	3/31/48	690,000	684,314	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	300,000	303,360	(a)

TOTAL CONSUMER DISCRETIONARY				2,040,287

CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd., Senior Notes	2.625%	3/15/24	50,000	50,300	(a)

HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	950,000	929,920	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter Inc., Senior Bonds	1.000%	9/15/21	670,000	$628,203

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,723,508)				3,648,710

SENIOR LOANS - 8.0%
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.130%	4/6/24	1,633,987	1,642,667	(g)(m)(n)

Diversified Consumer Services - 0.3%
Weight Watchers International Inc., 2017 Term Loan B	6.430 - 6.450%	11/29/24	740,625	747,568	(g)(m)(n)

Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., 2017 Term Loan B1 (1 mo. LIBOR + 2.000%)	3.877%	3/11/25	997,500	1,007,059	(g)(m)(n)

Media - 1.6%
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.880%	4/30/25	4,545,450	4,567,041	(g)(m)(n)

Specialty Retail - 1.5%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.680%	3/11/22	4,687,687	3,773,588	(g)(m)(n)
Spencer Gifts LLC, Second Lien Term Loan (3 mo. LIBOR + 8.250%)	9.990%	6/29/22	890,000	578,500	(d)(g)(m)(n)

Total Specialty Retail				4,352,088

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	7.480%	10/28/20	698,400	419,040	(d)(g)(m)(n)

TOTAL CONSUMER DISCRETIONARY				12,735,463

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (wind-down lender claim)	—	—	85,531	72,701	*(d)

Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	9.444%	8/23/21	960,000	1,020,300	(g)(m)(n)

TOTAL ENERGY				1,093,001

INDUSTRIALS - 1.6%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	4.072%	4/3/22	1,095,986	1,098,194	(g)(m)(n)

Airlines - 0.5%
United Airlines Inc., 2017 Repriced Term Loan (3 mo. LIBOR + 2.000%)	3.772%	4/1/24	1,496,222	1,505,760	(g)(m)(n)

Building Products - 0.2%
Ply Gem Industries Inc., 2018 Term Loan	—	3/28/25	580,000	577,775	(o)

Professional Services - 0.3%
TransUnion LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.877%	4/10/23	995,000	999,014	(g)(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.936%	1/2/25	500,000		$503,055	(g)(m)(n)

TOTAL INDUSTRIALS					4,683,798

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.6%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	4.122%	4/26/24	1,559,753		1,564,058	(g)(m)(n)

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.627%	2/5/23	1,489,462		1,498,771	(g)(m)(n)

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.027%	9/30/25	1,080,000		1,080,675	(g)(m)(n)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000%)	9.702%	2/7/23	346,957		356,498	(g)(m)(n)

TOTAL SENIOR LOANS (Cost - $24,161,968)					23,012,264

SOVEREIGN BONDS - 20.9%
Argentina - 5.2%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	990,000		1,035,342	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,810,000		2,019,978	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,600,000		2,704,000	(a)
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.935%	6/21/20	30,480,000	ARS	1,604,825	(g)
Republic of Argentina, Bonds	18.200%	10/3/21	13,780,000	ARS	688,202
Republic of Argentina, Senior Bonds	7.500%	4/22/26	800,000		855,600
Republic of Argentina, Senior Notes	6.875%	1/26/27	2,090,000		2,133,890
Republic of Argentina, Senior Notes	5.875%	1/11/28	4,220,000		3,976,823

Total Argentina					15,018,660

Brazil - 3.2%
Federative Republic of Brazil, Notes	10.000%	1/1/21	112,000	BRL	35,593
Federative Republic of Brazil, Notes	10.000%	1/1/23	6,495,000	BRL	2,052,465
Federative Republic of Brazil, Notes	10.000%	1/1/27	5,385,000	BRL	1,678,047
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	5,410,000		5,392,417

Total Brazil					9,158,522

Chile - 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	750,000		770,800

Colombia - 1.1%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	2,040,000		2,058,870
Republic of Colombia, Senior Notes	3.875%	4/25/27	1,000,000		988,250

Total Colombia					3,047,120

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	510,000		$528,233	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	5.500%	1/27/25	300,000		309,324	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,110,000		1,200,187	(a)

Total Dominican Republic					1,509,511

Ecuador - 1.3%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	400,000		439,100	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	3,320,000		3,307,550	(c)

Total Ecuador					3,746,650

Egypt - 0.5%
Arab Republic of Egypt, Senior Bonds	5.577%	2/21/23	750,000		762,246	(a)
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	240,000		248,788	(c)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	510,000		553,180	(a)

Total Egypt					1,564,214

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	500,000		494,375	(a)

Ghana - 0.3%
Republic of Ghana, Bonds	10.750%	10/14/30	740,000		970,199	(a)

Guatemala - 0.4%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	1,070,000		1,043,250	(a)

Honduras - 0.4%
Republic of Honduras, Senior Notes	6.250%	1/19/27	1,100,000		1,168,167	(a)

Indonesia - 0.2%
Republic of Indonesia, Senior Notes	2.950%	1/11/23	700,000		677,324

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	283,500		273,327	(c)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	290,000		276,468	(a)

Total Ivory Coast					549,795

Nigeria - 0.5%
Republic of Nigeria, Notes	7.875%	2/16/32	800,000		872,976	(a)
Republic of Nigeria, Senior Notes	6.500%	11/28/27	470,000		477,252	(c)

Total Nigeria					1,350,228

Poland - 1.0%
Republic of Poland, Bonds	4.000%	10/25/23	9,270,000	PLN	2,917,498

Russia - 1.4%
Russian Federal Bond, Bonds	8.150%	2/3/27	106,000,000	RUB	2,008,787
Russian Federal Bond, Bonds	7.050%	1/19/28	123,676,000	RUB	2,176,633

Total Russia					4,185,420

Senegal - 0.1%
Republic of Senegal, Bonds	6.250%	5/23/33	400,000		395,200	(a)

South Africa - 0.3%
Republic of South Africa, Senior Notes	4.875%	4/14/26	750,000		749,213

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sri Lanka - 0.1%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	290,000		$301,220	(c)

Turkey - 2.0%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	6,270,000		5,721,726

Ukraine - 0.6%
Republic of Ukraine, Senior Notes	7.750%	9/1/26	800,000		820,676	(a)
Republic of Ukraine, Senior Notes	7.375%	9/25/32	1,100,000		1,062,875	(a)

Total Ukraine					1,883,551

Uruguay - 0.5%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28	44,850,000	UYU	1,463,664	(c)

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	2,240,000		673,568	*(c)(i)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,401,000		423,802	*(c)(i)

Total Venezuela					1,097,370

TOTAL SOVEREIGN BONDS (Cost - $60,259,419)					60,311,910

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
U.S. Government Obligations - 2.0%
U.S. Treasury Notes	1.625%	3/31/19	1,000,000		995,058
U.S. Treasury Notes	1.250%	1/31/20	3,000,000		2,945,391
U.S. Treasury Notes	1.500%	5/31/20	2,000,000		1,965,430

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,908,694)					5,905,879

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.6%
Bossier Casino Venture Holdco Inc.			90,995		1,595,143	*(d)(e)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		328,204	*(d)(e)

TOTAL CONSUMER DISCRETIONARY					1,923,347

ENERGY - 1.3%
Energy Equipment & Services - 0.8%
Hercules Offshore Inc. (Escrow)			24,992		7,048	*(d)(e)
KCAD Holdings I Ltd.			395,216,044		2,264,192	*(d)(e)

Total Energy Equipment & Services					2,271,240

Oil, Gas & Consumable Fuels - 0.5%
Berry Petroleum Co.			62,675		587,578	*
Blue Ridge Mountain Resources Inc.			103,751		902,634	*(d)(e)
MWO Holdings LLC			670		0	*(d)(e)(h)

Total Oil, Gas & Consumable Fuels					1,490,212

TOTAL ENERGY					3,761,452

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		SHARES	VALUE
INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.		58,644	$231,644	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		4,561	0	*(a)(d)(e)(h)

TOTAL INDUSTRIALS			231,644

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.		10,212	54	*

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC		24,645	418,965	*(d)(e)

TOTAL COMMON STOCKS (Cost - $9,961,467)			6,335,462

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)	6.000%	68,364	791,881	(b)
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)	6.000%	1,024	11,861	(b)(k)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $637,080)			803,742

INVESTMENTS IN UNDERLYING FUNDS - 1.3%
PowerShares Senior Loan Portfolio (Cost - $3,819,034)		165,190	3,820,845

	RATE
PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates, (8.000% PIK) (Cost - $2,151,214)	8.000%	28,147,331	281,473	(b)(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $290,436,379)			282,807,945

SHORT-TERM INVESTMENTS - 1.7%
Western Asset Government Cash Management Portfolio LLC (Cost - $4,901,830)	1.590%	4,901,830	4,901,830	(p)

TOTAL INVESTMENTS - 99.8% (Cost - $295,338,209)			287,709,775
Other Assets in Excess of Liabilities - 0.2%			602,411

TOTAL NET ASSETS - 100.0%			$288,312,186

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Value is less than $1.

(i)	The coupon payment on these securities is currently in default as of March 31, 2018.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Restricted security (See Note 2).

(l)	The maturity principal is currently in default as of March 31, 2018.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	All or a portion of this loan is unfunded as of March 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(p)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $4,901,830 and the cost was $4,901,830 (See Note 3).

Abbreviation used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty
RUB	— Russian Ruble
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	57	6/18	$8,848,827	$8,805,431	$43,396

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,225,997	USD	1,499,131	Barclays Bank PLC	4/19/18	$10,997
EUR	200,000	USD	245,611	Barclays Bank PLC	4/19/18	740
USD	518,194	EUR	420,000	Barclays Bank PLC	4/19/18	857
USD	6,654,747	GBP	4,843,744	Barclays Bank PLC	4/19/18	(145,339)
USD	236,300	GBP	170,000	Barclays Bank PLC	4/19/18	(2,361)
USD	740,646	EUR	600,000	Citibank N.A.	4/19/18	1,593
EUR	1,200,000	USD	1,481,759	JPMorgan Chase & Co.	4/19/18	(3,653)

Total						$(137,166)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$39,423,479	$1,398,178		$40,821,657
Energy	—	32,724,218	0	*	32,724,218
Health Care	—	17,622,715	904,970		18,527,685
Materials	—	14,292,128	0	*	14,292,128
Other Corporate Bonds & Notes	—	72,321,972	—		72,321,972
Convertible Bonds & Notes	—	3,648,710	—		3,648,710
Senior Loans:
Consumer Discretionary	—	11,737,923	997,540		12,735,463
Energy	—	1,020,300	72,701		1,093,001
Other Senior Loans	—	9,183,800	—		9,183,800
Sovereign Bonds	—	60,311,910	—		60,311,910
U.S. Government & Agency Obligations	—	5,905,879	—		5,905,879
Common Stocks:
Consumer Discretionary	—	—	1,923,347		1,923,347
Energy	—	587,578	3,173,874		3,761,452
Industrials	—	—	231,644		231,644
Telecommunication Services	$54	—	—		54
Utilities	—	—	418,965		418,965
Convertible Preferred Stocks	—	803,742	—		803,742
Investments in Underlying Funds	3,820,845	—	—		3,820,845
Preferred Stocks	—	—	281,473		281,473

Total Long-Term Investments	3,820,899	269,584,354	9,402,692		282,807,945

Short-Term Investments†	—	4,901,830	—		4,901,830

Total Investments	$3,820,899	$274,486,184	$9,402,692		$287,709,775

Other Financial Instruments:
Futures Contracts	$43,396	—	—		$43,396
Forward Foreign Currency Contracts	—	$14,187	—		14,187

Total Other Financial Instruments	$43,396	$14,187	—		$57,583

Total	$3,864,295	$274,500,371	$9,402,692		$287,767,358

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$151,353	—	$151,353

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		HEALTH CARE	MATERIALS
Balance as of December 31, 2017	$1,349,883	$0	*	$865,394	$0	*
Accrued premiums/discounts	4,935	—		369	—
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(4,935)	—		39,207	—
Purchases	48,295	—		—	—
Sales	—	—		—	—
Transfers into Level 3	—	—		—	—
Transfers out of Level 3	—	—		—	—

Balance as of March 31, 2018	$1,398,178	$0	*	$904,970	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2018[1]	$(4,935)	—		$39,207	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	INFORMATION TECHNOLOGY
Balance as of December 31, 2017	$471,700	$197,368	$2,063,432
Accrued premiums/discounts	146	15	—
Realized gain (loss)	—	108	(3,125)
Change in unrealized appreciation (depreciation)[1]	106,654	21,877	4,376
Purchases	—	—	—
Sales	—	(146,667)	(500,625)
Transfers into Level 3[2]	419,040	—	—
Transfers out of Level 3[3]	—	—	(1,564,058)

Balance as of March 31, 2018	$997,540	$72,701	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2018[1]	$106,654	$21,877	—

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS				PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	INDUSTRIALS	UTILITIES	INDUSTRIALS	TOTAL
Balance as of December 31, 2017	$1,380,734	$2,156,122	$170,654	—	$260,640	$8,915,927
Accrued premiums/discounts	—	—	—	—	—	5,465
Realized gain (loss)	—	—	—	—	—	(3,017)
Change in unrealized appreciation (depreciation)[1]	542,613	115,118	60,990	$(123,122)	—	762,778
Purchases	—	—	—	542,087	20,833	611,215
Sales	—	—	—	—	—	(647,292)
Transfers into Level 3[2]	—	902,634	—	—	—	1,321,674
Transfers out of Level 3[3]	—	—	—	—	—	(1,564,058)

Balance as of March 31, 2018	$1,923,347	$3,173,874	$231,644	$418,965	$281,473	$9,402,692

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2018[1]	$542,613	$115,118	$60,990	$(123,122)	—	$758,402

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Units	Acquisition Date	Cost	Value at 3/31/2018	Value Per Share/Units	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stocks	1,024	2/17	$10,240	$11,861	$11.58	0.00%
BioScrip Inc., FirstLien Notes, 8.224% due 6/30/22	$866,000	6/17	$858,419	$904,970	$104.50	0.31%

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares	Cost	Shares				Affiliate Value at March 31, 2018
Western Asset Government Cash Management Portfolio LLC	$6,306,003	$28,712,417	28,712,417	$30,116,590	30,116,590	—	$13,150	—	$4,901,830

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018